GENERAL	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL	GENERAL

SFL Corporation Ltd. ("SFL" or the "Company") is an international maritime and offshore asset owning and chartering company, incorporated in October 2003 in Bermuda as a Bermuda exempted company. The Company's common shares are listed on the New York Stock Exchange under the symbol "SFL". The Company is primarily engaged in the ownership, operation and chartering out of vessels and offshore related assets on medium and long-term charters.

As of December 31, 2020, the Company owned two very large crude oil carriers ("VLCCs"), two Suezmax crude oil carriers, five Supramax dry bulk carriers, seven Handysize dry bulk carriers, two Kamsarmax dry bulk carriers, eight Capesize dry bulk carriers, 45 container vessels (including four chartered-in 19,200 and 19,400 twenty-foot equivalent units ("TEU") container vessels and seven 10,600 TEU and 13,800 TEU container vessels financed through sale and leaseback), two car carriers, one jack-up drilling rig, two ultra-deepwater drilling units, two chemical tankers and two oil product tankers. In addition, the Company has one VLCC and three container vessels which are accounted for as leaseback assets (see Note 16 Investments in sales-type leases, direct financing leases and leaseback assets).
As of December 31, 2020, one of the two ultra-deepwater drilling unit referred to above is owned by wholly-owned subsidiaries of the Company that is accounted for using the equity method. In addition, from December 31, 2020, the four chartered-in 19,200 and 19,400 TEU container vessels referred to above were included in an entity accounted for using the equity method following the sale of 50.1% of the shares of its holding company. (see Note 17: Investment in associated companies).

Since the Company's incorporation in 2003 and public listing in 2004, SFL has established itself as a leading international ship and offshore asset owning and chartering company, expanding both its asset and customer base.